Fair Value Measurements - Other financial instruments not measured at fair value in the balance sheets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value Measurements
Estimated fair value of convertible loans due from a related party	$ 17.3	¥ 112.6	$ 15.8